MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
                                                        Two World Trade Center,
LETTER TO THE SHAREHOLDERS August 31, 1999             New York, New York 10048


DEAR SHAREHOLDER:

During the six-month period ended August 31, 1999, financial markets around the world continued to experience volatility. After a peak in the domestic markets in the middle of July, stock prices pulled back toward the end of the period amid concerns that the U.S. economy was growing too fast. This concern was manifested in the two Federal Reserve Board moves, in June and August, that raised the federal funds rate a total of 50 basis points while inflation remained low and the economy continued to grow.

PERFORMANCE AND PORTFOLIO STRATEGY

Morgan Stanley Dean Witter Dividend Growth Securities' Class B shares posted a total return of 5.84 percent for the six-month period ended August 31, 1999, versus 7.38 percent for the Lipper Growth and Income Funds Index and 7.32 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500). For the same period the Fund's Class A, C and D shares earned 6.07 percent,
5.67 percent and 6.21 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. (Total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.)

The Fund's underperformance of the Lipper Growth and Income Funds Index over this period was largely due to the Fund's lack of exposure to high-technology stocks and its underweighting in the financial sector. Technology stocks generally pay little if any dividends and therefore are not included in the Fund, because one of the Fund's primary investment objectives is to provide reasonable current income. (The Fund currently holds shares of IBM, however, which does pay dividends.) While this emphasis on yield may have dampened relative performance slightly, this same prejudice toward income provided notable stability during the volatile markets over the past year.

Additionally, the Fund's investment process is value oriented. Just prior to the start of the period under review, one well-known Wall Street strategist

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
LETTER TO THE SHAREHOLDERS August 31, 1999, continued

observed that S&P value stocks were underperforming S&P growth stocks by the widest margin in 25 years. Briefly, during April of this year, this trend was reversed as value stocks generally rose sharply. This upsurge quickly lost steam, however, as growth stocks regained momentum and continued to outperform value stocks with only brief interruptions through the end of the period.

On August 31 the Fund was relatively fully invested. During the period under review the only new holdings added to the portfolio were Brunswick and Sunoco. At the end of the six-month period, the Fund was invested in 98 common stocks spread across 49 industries.

LOOKING AHEAD

Going forward, we believe that the outlook for the financial markets and the economy is favorable. We expect that the continued use of our stringent screening process that seeks out high-quality attractively valued stocks, as well as monitoring the progress of current investments, will play a key role in the Fund's long-term success. We also believe that investors will once again turn to value stocks at some point in the not too distant future as they once again recognize this sector's potential.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Dividend Growth Securities and look forward to continuing to serve your investment objectives.


Very truly yours,


/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FUND PERFORMANCE August 31, 1999


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                       CLASS A SHARES*
-------------------------------------------------------------
PERIOD ENDED 8/31/99
---------------------------
1 year                            25.47%(1)        18.89%(2)
Since Inception (7/28/97)        12.29%%(1)         9.43%(2)




                      CLASS C SHARES++
-------------------------------------------------------------
PERIOD ENDED 8/31/99
---------------------------
1 year                            24.52%(1)        23.52%(2)
Since Inception (7/28/97)         11.44%(1)        11.44%(2)



             CLASS B SHARES+
-------------------------------------------------------------
PERIOD ENDED 8/31/99
---------------------
1 year                      24.90%(1)        19.90%(2)
5 year                      18.69%(1)        18.49%(2)
10 year                     13.46%(1)        13.46%(2)


              CLASS D SHARES++
-------------------------------------------------------------
PERIOD ENDED 8/31/99
---------------------------
1 year                            25.75%(1)
Since Inception (7/28/97)         12.56%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*   The maximum front-end sales charge for Class A is 5.25%.
+ The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS August 31, 1999 (unaudited)




  NUMBER OF
    SHARES                                                        VALUE
-------------                                             ---------------------
                COMMON STOCKS (95.6%)
                Aerospace (3.3%)
  2,600,000     Goodrich (B.F.) Co. (The) .............   $    96,037,500
  3,900,000     Lockheed Martin Corp. .................       144,300,000
  6,200,000     United Technologies Corp. .............       409,975,000
                                                          ---------------
                                                              650,312,500
                                                          ---------------
                Aluminum (2.4%)
  3,950,000     Alcan Aluminium Ltd. (Canada) .........       129,856,250
  5,418,000     Alcoa, Inc. ...........................       349,799,625
                                                          ---------------
                                                              479,655,875
                                                          ---------------
                Apparel (0.5%)
  2,600,000     VF Corp. ..............................        93,600,000
                                                          ---------------
                Auto Parts: O.E.M. (2.5%)
  2,575,000     Dana Corp. ............................       112,173,437
  5,750,000     Delphi Automotive Systems Corp.               107,812,500
  2,150,000     Johnson Controls, Inc. ................       147,006,250
  2,350,000     TRW Inc. ..............................       128,075,000
                                                          ---------------
                                                              495,067,187
                                                          ---------------
                Automotive Aftermarket (0.8%)
  2,650,000     Goodyear Tire & Rubber Co. ............       148,731,250
                                                          ---------------
                Beverages -- Non-Alcoholic (2.1%)
  3,900,000     Coca Cola Co. .........................       233,268,750
  5,072,500     PepsiCo, Inc. .........................       173,099,062
                                                          ---------------
                                                              406,367,812
                                                          ---------------
                Building Products (0.3%)
  1,225,000     Armstrong World Industries, Inc........        59,489,062
                                                          ---------------
                Construction/Agricultural
                Equipment/Trucks (1.6%)
  2,700,000     Caterpillar, Inc. .....................       152,887,500
  4,275,000     Deere & Co. ...........................       166,190,625
                                                          ---------------
                                                              319,078,125
                                                          ---------------
                Consumer Electronics/
                Appliances (0.8%)
  2,200,000     Whirlpool Corp. .......................       155,512,500
                                                          ---------------
                Containers/Packaging (0.5%)
  3,500,000     Crown Cork & Seal Co., Inc. ...........        92,968,750
                                                          ---------------
                Department Stores (1.4%)
  3,886,500     May Department Stores Co. .............       151,816,406
  3,150,000     Sears, Roebuck & Co. ..................       118,125,000
                                                          ---------------
                                                              269,941,406
                                                          ---------------
                Discount Chains (2.5%)
  8,400,000     Dayton Hudson Corp. ...................       487,200,000
                                                          ---------------


  NUMBER OF
    SHARES                                                      VALUE
-------------                                             ---------------
                Diversified Electronic Products (1.2%)
  2,000,000     Honeywell, Inc. .......................   $   227,000,000
                                                          ---------------
                Diversified Financial Services (1.2%)
  3,150,000     Providian Financial Corp. .............       244,518,750
                                                          ---------------
                Diversified Manufacturing (2.1%)
  1,984,000     Minnesota Mining &
                Manufacturing Co. .....................       187,488,000
  2,275,000     Tyco International Ltd. (Bermuda)......       230,485,937
                                                          ---------------
                                                              417,973,937
                                                          ---------------
                Electric Utilities (3.4%)
  2,725,000     Dominion Resources, Inc. ..............       126,031,250
  2,425,000     FPL Group, Inc. .......................       130,950,000
  3,250,000     GPU, Inc. .............................       110,906,250
  4,842,500     Reliant Energy, Inc. ..................       134,076,719
  4,525,500     Unicom Corp. ..........................       174,797,437
                                                          ---------------
                                                              676,761,656
                                                          ---------------
                Electronic Data Processing (3.3%)
  5,250,000     International Business Machines
                Corp. .................................       653,953,125
                                                          ---------------
                Engineering & Construction (0.5%)
  2,400,000     Fluor Corp. ...........................        99,300,000
                                                          ---------------
                Finance Companies (2.7%)
  4,000,000     Associates First Capital Corp.
                (Class A) .............................       137,250,000
  3,800,400     Fannie Mae ............................       236,099,850
  4,250,000     Household International, Inc. .........       160,437,500
                                                          ---------------
                                                              533,787,350
                                                          ---------------
                Food Chains (1.2%)
  3,000,000     Albertson's, Inc. .....................       143,812,500
  2,900,000     Winn-Dixie Stores, Inc. ...............        98,600,000
                                                          ---------------
                                                              242,412,500
                                                          ---------------
                Food Distributors (1.2%)
  3,650,000     Supervalu, Inc. .......................        82,125,000
  4,500,000     SYSCO Corp. ...........................       146,812,500
                                                          ---------------
                                                              228,937,500
                                                          ---------------
                Forest Products (0.8%)
  2,763,000     Weyerhaeuser Co. ......................       155,418,750
                                                          ---------------
                Home Furnishings (0.4%)
  2,150,000     Newell Rubbermaid, Inc. ...............        88,150,000
                                                          ---------------
                Integrated Oil Companies (6.7%)
  2,000,000     Atlantic Richfield Co. ................       175,875,000
  2,350,000     BP Amoco PLC (ADR) (United
                Kingdom) ..............................       263,493,750

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS August 31, 1999 (unaudited) continued




     NUMBER OF
       SHARES                                                          VALUE
-------------------                                               ---------------
 3,389,000            Exxon Corp. .............................   $   267,307,375
 1,950,000            Kerr-McGee Corp. ........................       109,200,000
 2,600,000            Mobil Corp. .............................       266,175,000
 3,900,000            Royal Dutch Petroleum Co. (ADR)
                      (Netherlands) ...........................       241,312,500
                                                                  ---------------
                                                                    1,323,363,625
                                                                  ---------------
                      Life Insurance (2.7%)
 1,575,000            Aegon N.V. (ARS) (Netherlands) ..........       136,729,687
 2,550,000            Jefferson-Pilot Corp. ...................       170,212,500
 4,750,000            Lincoln National Corp. ..................       222,656,250
                                                                  ---------------
                                                                      529,598,437
                                                                  ---------------
                      Major Banks (4.2%)
 8,100,000            Bank of America Corp. ...................       490,050,000
 5,200,000            KeyCorp. ................................       150,800,000
 1,500,000            Morgan (J.P.) & Co., Inc. ...............       193,781,250
                                                                  ---------------
                                                                      834,631,250
                                                                  ---------------
                      Major Chemicals (3.5%)
 1,625,000            Dow Chemical Co. ........................       184,640,625
 4,047,000            Du Pont (E.I.) de Nemours & Co.,
                      Inc. ....................................       256,478,625
 3,050,000            Hercules, Inc. ..........................        99,315,625
 3,830,000            Monsanto Co. ............................       157,269,375
                                                                  ---------------
                                                                      697,704,250
                                                                  ---------------
                      Major Pharmaceuticals (9.7%)
 6,664,000            Abbott Laboratories .....................       289,051,000
 6,500,000            American Home Products Corp. ............       269,750,000
 6,600,000            Bristol-Myers Squibb Co. ................       464,475,000
10,100,000            Schering-Plough Corp. ...................       530,881,250
 5,600,000            Smithkline Beecham PLC (ADR)
                      (United Kingdom) ........................       357,000,000
                                                                  ---------------
                                                                    1,911,157,250
                                                                  ---------------
                      Major U.S. Telecommunications (3.2%)
 3,660,000            Bell Atlantic Corp. .....................       224,175,000
 3,100,000            GTE Corp. ...............................       212,737,500
 3,550,000            U.S. West, Inc. .........................       185,487,500
                                                                  ---------------
                                                                      622,400,000
                                                                  ---------------
                      Managed Health Care (0.7%)
 1,875,000            Aetna Inc. ..............................       145,781,250
                                                                  ---------------
                      Meat/Poultry/Fish (0.5%)
 4,150,000            ConAgra, Inc. ...........................       101,675,000
                                                                  ---------------
                      Military/Gov't/Technical (1.1%)
 3,099,000            Raytheon Co. (Class B) ..................       211,119,375
                                                                  ---------------
                      Motor Vehicles (2.8%)
 2,272,657            DaimlerChrysler AG (Germany) ............       170,875,398


     NUMBER OF
       SHARES                                                          VALUE
-------------------                                               ---------------
 3,925,000            Ford Motor Co. ..........................   $   204,590,625
 2,700,000            General Motors Corp. ....................       178,537,500
                                                                  ---------------
                                                                      554,003,523
                                                                  ---------------
                      Multi-Sector Companies (2.6%)
 3,830,000            General Electric Co. ....................       430,156,875
 3,550,000            Tenneco, Inc. ...........................        71,443,750
                                                                  ---------------
                                                                      501,600,625
                                                                  ---------------
                      Natural Gas (0.8%)
 2,300,000            Consolidated Natural Gas Co. ............       146,481,250
                                                                  ---------------
                      Office Equipment/Supplies (3.0%)
 4,850,000            Pitney Bowes, Inc. ......................       286,150,000
 6,300,000            Xerox Corp. .............................       300,825,000
                                                                  ---------------
                                                                      586,975,000
                                                                  ---------------
                      Oil & Gas Production (0.7%)
 3,450,000            Burlington Resources, Inc. ..............       144,253,125
                                                                  ---------------
                      Oil Refining/Marketing (1.3%)
 2,725,000            Sunoco, Inc. ............................        88,732,813
 5,150,000            USX-Marathon Group ......................       160,293,750
                                                                  ---------------
                                                                      249,026,563
                                                                  ---------------
                      Oil/Gas Transmission (2.5%)
 3,150,000            El Paso Energy Corp. ....................       115,171,875
 6,500,000            Enron Corp. .............................       272,187,500
 2,875,000            Sonat, Inc. .............................       103,859,375
                                                                  ---------------
                                                                      491,218,750
                                                                  ---------------
                      Other Metals/Minerals (0.5%)
 1,875,000            Phelps Dodge Corp. ......................       104,882,813
                                                                  ---------------
                      Package Goods/Cosmetics (5.9%)
 6,000,000            Avon Products, Inc. .....................       263,250,000
 5,900,000            Gillette Co. ............................       275,087,500
 2,425,000            International Flavors &
                      Fragrances, Inc. ........................        98,818,750
 2,750,000            Kimberly-Clark Corp. ....................       156,578,124
 3,650,000            Procter & Gamble Co. ....................       362,262,500
                                                                  ---------------
                                                                    1,155,996,874
                                                                  ---------------
                      Packaged Foods (1.0%)
 3,049,000            Quaker Oats Company (The) ...............       203,711,313
                                                                  ---------------
                      Paints/Coatings (0.7%)
 2,125,000            PPG Industries, Inc. ....................       127,632,813
                                                                  ---------------
                      Paper (1.2%)
 2,750,000            International Paper Co. .................       129,421,875
 3,100,000            Mead Corp. ..............................       115,668,750
                                                                  ---------------
                                                                      245,090,625
                                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS August 31, 1999 (unaudited) continued


  NUMBER OF
    SHARES                                                        VALUE
-------------                                                ---------------
                Photographic Products (0.9%)
  2,300,000     Eastman Kodak Co. ........................   $   168,906,250
                                                             ---------------
                Railroads (1.3%)
  4,800,000     Burlington Northern Santa Fe
                Corp. ....................................       139,200,000
  2,725,000     CSX Corp. ................................       119,048,438
                                                             ---------------
                                                                 258,248,438
                                                             ---------------
                Recreational Products/Toys (0.4%)
  2,775,000     Brunswick Corp. ..........................        70,935,938
                                                             ---------------
                Rental/Leasing Companies (0.3%)
  2,275,000     Ryder System, Inc. .......................        50,192,188
                                                             ---------------
                Tobacco (0.7%)
  4,100,000     UST, Inc. ................................       129,918,750
                                                             ---------------

                TOTAL COMMON STOCKS
                (Identified Cost $8,617,437,878)..........    18,792,643,310
                                                             ---------------


   PRINCIPAL
   AMOUNT IN
   THOUSANDS
--------------

                 U.S. GOVERNMENT OBLIGATIONS (3.1%)
$  100,000       U.S. Treasury Note
                 5.50% due 02/29/00 ......................       100,095,000
   500,000       U.S. Treasury Note
                 5.625% due 04/30/00 .....................       500,625,000
                                                             ---------------

                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                 (Identified Cost $599,855,469) ..........       600,720,000
                                                             ---------------

                 SHORT-TERM INVESTMENTS (1.1%)
                 U.S. GOVERNMENT AGENCY (a) (1.1%)
   221,000       Federal Home Loan Mortgage
                 Corp. 5.42% due 09/01/99
                 (Amortized Cost $221,000,000)                   221,000,000
                                                             ---------------

                 REPURCHASE AGREEMENT (0.0%)
       233       The Bank of New York 5.50%
                 due 09/01/99 (dated 08/31/99;
                 proceeds $232,665) (b)
                 (Identified Cost $232,630)...............           232,630
                                                             ---------------

                 TOTAL SHORT-TERM
                 INVESTMENTS
                 (Identified Cost $221,232,630)...........       221,232,630
                                                             ---------------




                                                              VALUE
                                                         ---------------
TOTAL INVESTMENTS
(Identified Cost $9,438,525,977) (c).....    99.8%       $19,614,595,940
OTHER ASSETS IN EXCESS OF
LIABILITIES .............................     0.2             45,027,101
                                            -----        ---------------
NET ASSETS ..............................   100.0%       $19,659,623,041
                                            =====        ===============

--------------------------------
ADR      American Depository Receipt.
ARS      American Registered Share.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $1,208,097 U.S. Treasury Strip due 08/15/25 valued at $237,282.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $10,523,761,481 and the aggregate gross unrealized depreciation is $347,691,518, resulting in net unrealized appreciation of $10,176,069,963.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999 (unaudited)


ASSETS:
Investments in securities, at value
  (identified cost $9,438,525,977).......................................    $19,614,595,940
Receivable for:
   Dividends ............................................................         50,841,741
   Capital stock sold ...................................................         17,447,304
   Interest .............................................................          9,492,048
Prepaid expenses and other assets .......................................            468,669
                                                                            ----------------
   TOTAL ASSETS .........................................................     19,692,845,702
                                                                            ----------------
LIABILITIES:
Payable for:
   Capital stock repurchased ............................................         15,015,293
   Plan of distribution fee .............................................         11,768,889
   Investment management fee ............................................          6,038,070
Accrued expenses and other payables .....................................            400,409
                                                                            ----------------
   TOTAL LIABILITIES ....................................................         33,222,661
                                                                            ----------------
   NET ASSETS ...........................................................    $19,659,623,041
                                                                            ================
COMPOSITION OF NET ASSETS:
Paid-in-capital .........................................................    $ 9,296,571,825
Net unrealized appreciation .............................................     10,176,069,963
Accumulated undistributed net investment income .........................         75,588,059
Accumulated undistributed net realized gain .............................        111,393,194
                                                                            ----------------
   NET ASSETS ...........................................................    $19,659,623,041
                                                                            ================
CLASS A SHARES:
Net Assets ..............................................................       $270,858,389
Shares Outstanding (500,000,000 shares authorized, $.01 par value).......          4,324,542
   NET ASSET VALUE PER SHARE ............................................             $62.63
                                                                            ================
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) ....................             $66.10
                                                                            ================
CLASS B SHARES:
Net Assets ..............................................................    $18,706,131,211
Shares Outstanding (500,000,000 shares authorized, $.01 par value).......        298,736,590
   NET ASSET VALUE PER SHARE ............................................             $62.62
                                                                            ================
CLASS C SHARES:
Net Assets ..............................................................       $188,115,822
Shares Outstanding (500,000,000 shares authorized, $.01 par value).......          3,013,189
   NET ASSET VALUE PER SHARE ............................................             $62.43
                                                                            ================
CLASS D SHARES:
Net Assets ..............................................................       $494,517,619
Shares Outstanding (500,000,000 shares authorized, $.01 par value).......          7,887,593
   NET ASSET VALUE PER SHARE ............................................             $62.70
                                                                            ================

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended August 31, 1999 (unaudited)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $2,114,244 foreign withholding tax).........  $  196,909,489
Interest .....................................................      30,674,555
                                                                --------------
   TOTAL INCOME ..............................................     227,584,044
                                                                --------------
EXPENSES
Plan of distribution fee (Class A shares) ....................         322,737
Plan of distribution fee (Class B shares) ....................      65,243,237
Plan of distribution fee (Class C shares) ....................         884,706
Investment management fee ....................................      34,991,661
Transfer agent fees and expenses .............................       6,788,493
Custodian fees ...............................................         386,086
Shareholder reports and notices ..............................         345,456
Registration fees ............................................         249,756
Professional fees ............................................          30,464
Directors' fees and expenses .................................           9,457
Other ........................................................         109,689
                                                                --------------
   TOTAL EXPENSES ............................................     109,361,742
                                                                --------------
   NET INVESTMENT INCOME .....................................     118,222,302
                                                                --------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain ............................................     111,479,619
Net change in unrealized appreciation ........................     884,629,813
                                                                --------------
   NET GAIN ..................................................     996,109,432
                                                                --------------
NET INCREASE .................................................  $1,114,331,734
                                                                ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                             AUGUST 31, 1999    FEBRUARY 28, 1999
                                                           ------------------- ------------------
                                                               (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ....................................   $   118,222,302    $   239,360,286
Net realized gain ........................................       111,479,619        606,047,528
Net change in unrealized appreciation ....................       884,629,813        480,919,311
                                                             ---------------    ---------------
   NET INCREASE ..........................................     1,114,331,734      1,326,327,125
                                                             ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ........................................        (1,857,153)        (2,629,429)
   Class B shares ........................................       (92,397,428)      (221,780,945)
   Class C shares ........................................          (595,958)        (1,069,758)
   Class D shares ........................................        (4,210,826)        (8,313,813)
Net realized gain
   Class A shares ........................................        (3,326,793)        (5,076,567)
   Class B shares ........................................      (237,710,650)      (523,178,010)
   Class C shares ........................................        (2,234,456)        (3,300,551)
   Class D shares ........................................        (6,468,686)       (13,056,873)
                                                             ---------------    ---------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .....................      (348,801,950)      (778,405,946)
                                                             ---------------    ---------------
Net increase (decrease) from capital stock transactions ..       (27,622,803)       883,514,920
                                                             ---------------    ---------------
   NET INCREASE ..........................................       737,906,981      1,431,436,099
NET ASSETS:
Beginning of period ......................................    18,921,716,060     17,490,279,961
                                                             ---------------    ---------------
  END OF PERIOD
   (Including undistributed net investment income of
   $75,588,059 and $56,427,122, respectively).............   $19,659,623,041    $18,921,716,060
                                                             ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited)



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Dividend Growth Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

$2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets exceeding $6 billion but not exceeding $8 billion; 0.325% to the portion of daily net assets exceeding $8 billion but not exceeding $10 billion; 0.30% to the portion of daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.275% to the portion of daily net assets exceeding $15 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $256,744,074 at August 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that the expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $12,070, $9,123,061 and $71,659, respectively and received $527,795 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1999 aggregated $444,907,224 and $137,641,238, respectively.

For the six months ended August 31, 1999, the Fund incurred $65,498 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

For the six months ended August 31, 1999, the Fund incurred brokerage commissions of $76,060 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 1999 included in Directors' fees and expenses in the Statement of Operations amounted to $3,041. At August 31, 1999, the Fund had an accrued pension liability of $53,158 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. FUND ACQUISITIONS

As of the close business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Dividend Growth Series ("Retirement Dividend Growth") pursuant to a plan of reorganization approved by shareholders of Retirement Dividend Growth on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 1,765,858 Class D shares of the Fund at a net asset value of $54.47 per share for 6,721,613 shares of Retirement Dividend Growth. The net assets of the Fund and Retirement Dividend Growth immediately before the acquisition were $16,582,111,142 and $96,172,282, respectively, including unrealized appreciation of $8,813,294 for Retirement Dividend Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $16,678,283,424.

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS August 31, 1999 (unaudited) continued

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                  FOR THE SIX                          FOR THE YEAR
                                                                  MONTHS ENDED                            ENDED
                                                                AUGUST 31, 1999                     FEBRUARY 28, 1999
                                                      ------------------------------------ ------------------------------------
                                                                  (unaudited)
                                                           SHARES             AMOUNT            SHARES             AMOUNT
                                                      ---------------- ------------------- ---------------- -------------------
CLASS A SHARES
Sold ................................................      1,115,206    $     72,097,030        2,876,877    $    170,240,232
Reinvestment of dividends and distributions .........         73,243           4,686,724          115,901           6,832,652
Redeemed ............................................       (641,288)        (41,590,325)        (670,884)        (39,915,516)
                                                           ---------    ----------------        ---------    ----------------
Net increase - Class A ..............................        547,161          35,193,429        2,321,894         137,157,368
                                                           ---------    ----------------        ---------    ----------------
CLASS B SHARES
Sold ................................................     16,426,936       1,062,356,911       41,065,402       2,454,734,237
Reinvestment of dividends and distributions .........      4,777,281         306,198,258       11,692,435         692,257,292
Redeemed ............................................    (22,568,907)     (1,455,930,878)     (43,749,714)     (2,596,707,850)
                                                         -----------    ----------------      -----------    ----------------
Net increase (decrease) - Class B ...................     (1,364,690)        (87,375,709)       9,008,123         550,283,679
                                                         -----------    ----------------      -----------    ----------------
CLASS C SHARES
Sold ................................................        953,472          61,465,966        1,945,008         116,417,760
Reinvestment of dividends and distributions .........         42,563           2,726,559           71,052           4,189,216
Redeemed ............................................       (388,974)        (25,104,716)        (481,183)        (28,373,226)
                                                         -----------    ----------------      -----------    ----------------
Net increase - Class C ..............................        607,061          39,087,809        1,534,877          92,233,750
                                                         -----------    ----------------      -----------    ----------------
CLASS D SHARES
Sold ................................................        704,635          45,886,636        1,439,703          86,416,098
Reinvestment of dividends and distributions .........        162,296          10,370,576          351,263          20,757,304
Shares issued in connection with the
 acquisition of Dean Witter Retirement
 Series - Dividend Growth Series ....................             --                  --        1,765,858          96,172,282
Redeemed ............................................     (1,094,503)        (70,785,544)      (1,689,580)        (99,505,561)
                                                         -----------    ----------------      -----------    ----------------
Net increase (decrease) - Class D ...................       (227,572)        (14,528,332)       1,867,244         103,840,123
                                                         -----------    ----------------      -----------    ----------------
Net increase (decrease) in Fund .....................       (438,040)   $    (27,622,803)      14,732,138    $    883,514,920
                                                         ===========    ================      ===========    ================

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:




                                                                                               FOR THE PERIOD
                                                        FOR THE SIX          FOR THE YEAR      JULY 28, 1997*
                                                       MONTHS ENDED             ENDED              THROUGH
                                                      AUGUST 31, 1999     FEBRUARY 28, 1999   FEBRUARY 28, 1998
                                                  ---------------------- ------------------- ------------------
                                                        (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............         $60.22                $58.39             $53.43
                                                      ----------              --------           --------
Income from investment operations:
 Net investment income ..........................           0.51                  1.05               0.66
 Net realized and unrealized gain ...............           3.16                  3.58               5.22
                                                      ----------              --------           --------
Total income from investment operations .........           3.67                  4.63               5.88
                                                      ----------              --------           --------
Less dividends and distributions from:
 Net investment income ..........................          (0.46)                (1.02)             (0.67)
 Net realized gain ..............................          (0.80)                (1.78)             (0.25)
                                                      ----------              --------           --------
Total dividends and distributions ...............          (1.26)                (2.80)             (0.92)
                                                      ----------              --------           --------
Net asset value, end of period ..................         $62.63                $60.22             $58.39
                                                      ==========              ========           ========
TOTAL RETURN+ ...................................           6.07%(1)              8.10%             11.15%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................           0.66%(2)(3)           0.64%(3)           0.70%(2)
Net investment income ...........................           1.57%(2)(3)           1.76%(3)           2.09%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions ..........           $271                  $227                $85
Portfolio turnover rate .........................              1%(1)                13%                 4%

-------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL HIGHLIGHTS, continued


                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                 AUGUST 31, 1999++
                                              ----------------------
                                                    (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ........          $60.18
                                                  -----------
Income from investment operations:
 Net investment income ......................            0.37
 Net realized and unrealized gain ...........            3.18
                                                  -----------
Total income from investment operations .....            3.55
                                                  -----------
Less dividends and distributions from:
 Net investment income ......................           (0.31)
 Net realized gain ..........................           (0.80)
                                                  -----------
Total dividends and distributions ...........           (1.11)
                                                  -----------
Net asset value, end of period ..............          $62.62
                                                  ===========
TOTAL RETURN+ ...............................            5.84%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ....................................            1.09%(2)(3)
Net investment income .......................            1.14%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions ......         $18,706
Portfolio turnover rate .....................               1%(1)



                                                              FOR THE YEAR ENDED FEBRUARY 28,
                                              ----------------------------------------------------------------
                                                   1999++        1998*++       1997       1996**       1995
                                              ---------------- ----------- ----------- ----------- -----------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ........       $58.36        $46.60      $39.65     $31.16      $30.86
                                                 ---------       -------     -------    -------     -------
Income from investment operations:
 Net investment income ......................         0.77         0.84        0.81        0.75        0.72
 Net realized and unrealized gain ...........         3.58        12.50        7.55        8.50        0.24
                                                 ---------       -------     -------    -------     -------
Total income from investment operations .....         4.35        13.34        8.36        9.25        0.96
                                                 ---------       -------     -------    -------     -------
Less dividends and distributions from:
 Net investment income ......................        (0.75)        (0.83)      (0.88)      (0.67)      (0.66)
 Net realized gain ..........................        (1.78)        (0.75)      (0.53)      (0.09)         --
                                                 ---------       -------     -------    --------    --------
Total dividends and distributions ...........        (2.53)        (1.58)      (1.41)      (0.76)      (0.66)
                                                 ---------       -------     -------    --------    --------
Net asset value, end of period ..............       $60.18        $58.36      $46.60     $39.65      $31.16
                                                 =========       =======     =======    ========    ========
TOTAL RETURN+ ...............................         7.59%        29.10%      21.37%      30.01%       3.25%
RATIOS TO AVERAGE NET ASSETS:
Expenses ....................................         1.11%(3)      1.14%       1.22%       1.31%       1.42%
Net investment income .......................         1.29%(3)      1.61%       1.95%       2.14%       2.42%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions ......      $18,061       $16,989     $12,907      $9,782      $7,101
Portfolio turnover rate .....................           13%            4%          4%         10%          6%

--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
**    Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL HIGHLIGHTS, continued


                                                                                                     FOR THE PERIOD
                                                          FOR THE SIX            FOR THE YEAR        JULY 28, 1997*
                                                         MONTHS ENDED               ENDED                THROUGH
                                                        AUGUST 31, 1999       FEBRUARY 28, 1999     FEBRUARY 28, 1998
                                                    ----------------------   -------------------   ------------------
                                                          (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............           $60.02                  $58.28               $53.43
                                                        ----------                --------             --------
Income from investment operations:
 Net investment income ..........................             0.27                    0.59                 0.43
 Net realized and unrealized gain ...............             3.16                    3.56                 5.21
                                                        ----------                --------             --------
Total income from investment operations .........             3.43                    4.15                 5.64
                                                        ----------                --------             --------
Less dividends and distributions from:
 Net investment income ..........................            (0.22)                  (0.63)               (0.54)
 Net realized gain ..............................            (0.80)                  (1.78)               (0.25)
                                                        ----------                --------             --------
Total dividends and distributions ...............            (1.02)                  (2.41)               (0.79)
                                                        ----------                --------             --------
Net asset value, end of period ..................           $62.43                  $60.02               $58.28
                                                        ==========                ========             ========
TOTAL RETURN+ ...................................             5.67%(1)                7.26%               10.68%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................             1.42%(2)(3)             1.43%(3)             1.45%(2)
Net investment income ...........................             0.81%(2)(3)             0.97%(3)             1.37%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions ..........             $188                    $144                  $51
Portfolio turnover rate .........................                1%(1)                  13%                   4%

--------------
*     The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL HIGHLIGHTS, continued


                                                                                                     FOR THE PERIOD
                                                          FOR THE SIX            FOR THE YEAR        JULY 28, 1997*
                                                         MONTHS ENDED               ENDED                THROUGH
                                                        AUGUST 31, 1999       FEBRUARY 28, 1999     FEBRUARY 28, 1998
                                                    ----------------------   -------------------   ------------------
                                                          (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA :
Net asset value, beginning of period ............           $60.26                  $58.43               $53.43
                                                        ----------                --------             --------
Income from investment operations:
 Net investment income ..........................             0.59                    1.17                 0.76
 Net realized and unrealized gain ...............             3.17                    3.59                 5.20
                                                        ----------                --------             --------
Total income from investment operations .........             3.76                    4.76                 5.96
                                                        ----------                --------             --------
Less dividends and distributions from:
 Net investment income ..........................            (0.52)                  (1.15)               (0.71)
 Net realized gain ..............................            (0.80)                  (1.78)               (0.25)
                                                        ----------                --------             --------
Total dividends and distributions ...............            (1.32)                  (2.93)               (0.96)
                                                        ----------                --------             --------
Net asset value, end of period ..................           $62.70                  $60.26               $58.43
                                                        ==========                ========             ========
TOTAL RETURN+ ...................................             6.21%(1)                8.33%               11.31%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................             0.42%(2)(3)             0.43%(3)             0.45%(2)
Net investment income ...........................             1.81%(2)(3)             1.97%(3)             2.39%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions ..........             $495                    $489                $365
Portfolio turnover rate .........................                1%(1)                  13%                   4%

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.




MORGAN STANLEY
DEAN WITTER
DIVIDEND GROWTH
SECURITIES


SEMIANNUAL REPORT
AUGUST 31, 1999